Employee Benefit Plans (Summary Of Activity Within The Defined Benefit Plan) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Employee Benefit Plans [Abstract]
Fair value at beginning of measurement period	$ 8,952	$ 9,668
Actual gain (loss) on plan assets	734	(379)
Contributions	736	400
Benefits paid	759	737
Fair value at End of measurement period	9,663	8,952	9,668
Benefit obligation at beginning of measurement period	(12,943)	(12,202)
Interest cost	(635)	(650)	(674)
Actuarial loss	(1,008)	(828)
Benefit obligation at end of measurement period	(13,827)	(12,943)	(12,202)
Funded status	(4,164)	(3,991)
Unrecognized net actuarial gain	8,024	7,637
Other comprehensive loss	(8,024)	(7,637)
Accrued Benefit Cost	$ (4,164)	$ (3,991)
Weighted-average assumptions for balance sheet liability at end of year, Discount rate	4.31%	5.06%
Weighted-average assumptions for balance sheet liability at end of year, Expected long-term rate of return	7.46%	8.00%
Weighted-average assumptions for benefit cost at beginning of year, Discount rate	5.06%	5.50%
Weighted-average assumptions for benefit cost at beginning of year, Expected long-term rate of return	8.00%	8.00%